GOODWILL AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 28, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Changes to goodwill during 2012, 2011, and 2010 were as follows (in thousands):

	Successor	Predecessor
	For the Period September 8, 2012 through December 28, 2012	For the Period December 31, 2011 through September 7, 2012	December 30, 2011	December 31, 2010
Balance at beginning of period	$—	$344,478	$341,168	$319,006
Acquisition of Interline Brands, Inc.	492,106	—	—	—
Acquired goodwill	15,982	1,547	3,732	22,395
Purchase price adjustments	—	—	(422)	(233)
Balance at end of period	$508,088	$346,025	$344,478	$341,168

Schedule Of Intangible Assets
The gross carrying amount and accumulated amortization of the Company's intangible assets other than goodwill as of December 28, 2012 and December 30, 2011 were as follows (in thousands):

Successor
December 28, 2012	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Trademarks	$185,600	$—	$185,600
Customer relationships	272,400	6,701	265,699
Non-compete agreements	70	23	47
Deferred financing costs	26,707	1,165	25,542
Total	$484,777	$7,889	$476,888

Predecessor
December 30, 2011	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Trademarks	$65,841	$5,682	$60,159
Customer relationships	110,562	45,240	65,322
Non-compete agreements	2,902	2,855	47
Deferred financing costs	10,407	1,558	8,849
Total	$189,712	$55,335	$134,377

Schedule of Amortization and Write Off of Debt Financing Costs
The amortization of debt financing costs, recorded as a component of interest expense, and write-off of debt financing costs, included in the loss on extinguishment of debt, was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012		For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Amortization of debt financing costs	$1,165	$985		$1,365	$1,056
Write-off of debt financing costs	$—	$2,214	(1)	$—	$3,856	(2)

Schedule of Intangible Assets Amortization Expense
Amortization expense on other intangible assets was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Amortization of other intangible assets	$6,720	$4,572	$6,493	$5,909

Schedule of Intangible Assets, Future Amortization Expense
Expected amortization expense on other intangible assets (excluding deferred financing costs which will vary depending upon debt payments) for each of the five succeeding fiscal years is expected to be as follows (in thousands):

Fiscal Year	Future Estimated Amortization
2013	$28,258
2014	$29,017
2015	$31,467
2016	$30,900
2017	$25,896
Thereafter	$120,208